Private Placements (Details) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 26, 2020	Nov. 20, 2020	Oct. 26, 2020	Nov. 20, 2018	Jun. 30, 2021	Dec. 31, 2020
Private Placements (Details) [Line Items]
Sale of units	1,000		1,000			300,000
Sale of price per unit	$ 10.77013		$ 10.77013			$ 10.00
Purchase price						$ 3,000,000
Purchase of additional units		29,760
Gross proceeds from sale of private units	$ 10,770	$ 297,600	$ 10,770
Private Placement [Member]
Private Placements (Details) [Line Items]
Sale of units				29,760	300,000
Sale of price per unit				$ 10.00	$ 10.00
Purchase price					$ 3,000,000
Purchase of additional units				29,760
Gross proceeds from sale of private units				$ 297,600